FORM 13F

                                  UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION SEC USE ONLY
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


                 Report for the Calendar Quarter Ended 12/31/00

If amended report check here:  |_|
Name of Institutional Investment Manager: Midas Management Corporation

11 Hanover Square, 12th Floor       New York       NY         10005
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Business Address  (Street)           (City)      (State)       (Zip)

Thomas B. Winmill, (212) 480 6432, President
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.



   Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
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     The  institutional   investment   manager  submitting  this  Form  and  its
attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 30th day of November, 2000.


                                          ___Midas Management Corporation_______
                                      (Name of Institutional Investment Manager)

                                          ___*Thomas B. Winmill_________________
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Report Type (Check only one.):

[X]    13F  HOLDINGS  REPORT.  (Check  here if all  holdings  of this  reporting manager are reported in this report.)

[ ]    13F NOTICE.  (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE

Form 13F Information Table Entry Total:   73

Form 13F Information Table Value Total: $ 81,278
                                            (thousands)

         NAME OF ISSUER                        TITLE OF CLASS                  CUSIP           MARKET VALUE    SHARES PAR VALUE

D        Randgold Resources                      Common Stock             0051796       S            608           200,000
D        African Mineral Corp                    Foreign Stock            00828N109     O              0            37,699
D        Agnico-eagle Mines                      Common Stock                   008474108             60            10,000
D        Alliance Capital Mgmt                   Common Stock                   01855A101          3,124            61,700
D        American International Group            Common Stock                   026874107          3,208            32,550
D        Anglo American Plat-unsp Adr            Common Stock                   034855106            915            20,000
D        Anglo American Plc-spons Adr            Common Stock                   03485P102            765            14,000
D        Anglogold Limited                       Common Stock                   035128206          1,583           106,000
D        Barrick Gold Corp                       Common Stock                   067901108          7,207           440,000
D        Berkshire Hathaway Inc.- Cl B           Common Stock                   084670207          2,354             1,000
D        Boeing Co                               Common Stock                   097023105          1,564            23,700
D        Broken Hill Proprietry -adr             Common Stock                   112169602          1,785            85,000
D        Calpine Corporation                     Common Stock                   131347106          2,388            53,000
D        Chase Manhatten Corp                    Common Stock                   16161A108             50             1,100
D        Cisco Systems Inc                       Common Stock                   17275R102             38             1,000
D        Citigroup Inc                           Common Stock                   172967101          2,601            50,933
D        Armada Gold Corporation                 Foreign Stock            2022444       S              0         3,114,600
D        Corning Inc                             Common Stock                   219350105          1,748            33,100
D        Franco Nevada Mining                    Foreign Stock            2350651       S          1,824           160,000
D        Dallas Gold & Silver Exch               Common Stock                   235077104            340            40,000
D        Lyon Lake Mines Ltd                     Foreign Stock            2388425       S              0           600,000
D        De Beers Cons Mines - Adr               Common Stock                   240253302          2,116            79,000
D        Byg Natural Resources                   Foreign Stock            2511845       S              0         2,600,000
D        Meridian Gold Inc                       Foreign Stock            2553698       S          4,469           650,000
D        North Amer Palladium Ltd                Foreign Stock            2554000       S          1,138           125,000
D        Rio Narcea Gold Mines                   Foreign Stock            2744469       S            234           433,000
D        El Paso Natural Gas                     Common Stock                   283695872          1,848            25,800
D        El Paso Energy Corp                     Common Stock                   283905107          1,433            20,000
D        Enron Corp                              Common Stock                   293561106          3,017            36,300
D        Ericsson (l.m.) Tel -adr                Common Stock                   294821400             41             3,700
D        Exxon Mobil Corporation                 Common Stock                   30231G102          2,269            26,100
D        Freeport-mcmoran Copper&gold B          Common Stock                   35671D857            963           112,500
D        Gold Fields Ltd Adr                     Common Stock                   38059T106            801           230,000
D        Golden Cycle Gold Corp                  Common Stock                   380894105          1,784           396,400
D        Goldcorp                                Common Stock                   380956409            116            19,200
D        Harmony Gold-spons Adr                  Common Stock - Adr             413216300            586           125,000
D        Homestake Mining                        Common Stock                   437614100            230            55,000
D        Impala Platinum-unspon Adr              Common Stock - Adr             452553209          1,394            27,600
D        Intl Business Machines Corp.            Common Stock                   459200101             43               500
D        Lonmin Plc-spon Adr                     Common Stock                   54336Q104            878            58,500
D        Lyon Lake Mines Ltd                     Warrants                       552031916              0         1,000,000
D        Meridian Gold Inc                       Common Stock                   589975101            241            35,000
D        Microsoft Corp                          Common Stock                   594918104            195             4,500
D        Mills Corp                              Common Stock                   601148109          1,953           117,900
D        Gencor Ltd                              Foreign Stock            6014889       S            425           104,000
D        Monogensis Corp                         Common Stock-myr               60975R105              0                 1
D        Motorola Inc.                           Common Stock                   620076109             41             2,000
D        Gold Fields Ltd.                        Foreign Stock            6280215       S          1,400           400,000
D        Challenge Systems Warrants              Warrants                       63528P972              0            75,540
D        News Corp Ltd Warrants                  Warrants                       650993959            262            25,000
D        Newmont Mining Corp                     Common Stock                   651639106            956            56,000
D        News Corp Ltd-adr                       Common Stock                   652487703             39             1,200
D        Nokia Corp. Spons-adr                   Common Stock - Adr             654902204          1,766            40,600
D        Newcrest Mining Ltd                     Foreign Stock            6637101       S            570           234,000
D        Normandy Mining Ltd                     Foreign Stock            6645201       S             35            65,000
D        Anglo American Platinum                 Foreign Stock            6761000       S            998            21,500
D        Oracle Corporation                      Common Stock                   68389X105            398            13,700
D        Pfizer Inc                              Common Stock                   717081103            285             6,200
D        Pharmacia Corp                          Common Stock                   71713U102          1,885            30,900
D        Philip Morris Companies Inc             Common Stock                   718154107          3,494            79,400
D        Placer Dome Inc                         Common Stock                   725906101             46             4,800
D        Rio Tinto                               Common Stock                   767204100          1,441            20,000
D        Royal Dutch Petro-ord Shs               Common Stock                   780257804            248             4,100
D        Schering-plough                         Common Stock                   806605101          2,525            44,500
D        Schwab (charles) Corp                   Common Stock                   808513105          1,476            52,000
D        Stillwater Mining Co                    Common Stock                   86074Q102          2,086            53,000
D        Stilwell Financial                      Common Stock-myr               860831106          1,964            49,800
D        Telefonos De Mexico-cl L Adr            Common Stock                   879403780            325             7,200
D        Usec Inc                                Common Stock                   90333E108            578           134,000
D        Wmc Limited Adr`                        Common Stock                   928947100             68             4,000
D        Walmart Stores, Inc                     Common Stock                   931142103             58             1,100
D        Oxus Resources Pp                       Common Stock                   9961299X2              0           333,334
D        San Kung Investment                     Common Stock                   9979849S0              0           400,000

Total                                                                                             81,278        13,529,257




                                                           INVESTMT      OTHER                     VOTING AUTHORITY
         NAME OF ISSUER                      PUT/CALL      DISCRETN     MANAGERS       SOLE        SHARED      OTHER
D        Randgold Resources
D        African Mineral Corp
D        Agnico-eagle Mines
D        Alliance Capital Mgmt
D        American International Group
D        Anglo American Plat-unsp Adr
D        Anglo American Plc-spons Adr
D        Anglogold Limited
D        Barrick Gold Corp
D        Berkshire Hathaway Inc.- Cl B
D        Boeing Co
D        Broken Hill Proprietry -adr
D        Calpine Corporation
D        Chase Manhatten Corp
D        Cisco Systems Inc
D        Citigroup Inc
D        Armada Gold Corporation
D        Corning Inc
D        Franco Nevada Mining
D        Dallas Gold & Silver Exch
D        Lyon Lake Mines Ltd
D        De Beers Cons Mines - Adr
D        Byg Natural Resources
D        Meridian Gold Inc
D        North Amer Palladium Ltd
D        Rio Narcea Gold Mines
D        El Paso Natural Gas
D        El Paso Energy Corp
D        Enron Corp
D        Ericsson (l.m.) Tel -adr
D        Exxon Mobil Corporation
D        Freeport-mcmoran Copper&gold B
D        Gold Fields Ltd Adr
D        Golden Cycle Gold Corp
D        Goldcorp
D        Harmony Gold-spons Adr
D        Homestake Mining
D        Impala Platinum-unspon Adr
D        Intl Business Machines Corp.
D        Lonmin Plc-spon Adr
D        Lyon Lake Mines Ltd
D        Meridian Gold Inc
D        Microsoft Corp
D        Mills Corp
D        Gencor Ltd
D        Monogensis Corp
D        Motorola Inc.
D        Gold Fields Ltd.
D        Challenge Systems Warrants
D        News Corp Ltd Warrants
D        Newmont Mining Corp
D        News Corp Ltd-adr
D        Nokia Corp. Spons-adr
D        Newcrest Mining Ltd
D        Normandy Mining Ltd
D        Anglo American Platinum
D        Oracle Corporation
D        Pfizer Inc
D        Pharmacia Corp
D        Philip Morris Companies Inc
D        Placer Dome Inc
D        Rio Tinto
D        Royal Dutch Petro-ord Shs
D        Schering-plough
D        Schwab (charles) Corp
D        Stillwater Mining Co
D        Stilwell Financial
D        Telefonos De Mexico-cl L Adr
D        Usec Inc
D        Wmc Limited Adr`
D        Walmart Stores, Inc
D        Oxus Resources Pp
D        San Kung Investment
